Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Rental expense	$ 4,066	$ 4,165	$ 3,094
Injection of capital received from Mr. Zhu Hong Gang		156
Amounts due from related parties	3,480	1,938
Amounts due to related parties	9,144	13,310
Controlling shareholder
Related Party Transaction [Line Items]
Rental expense	198		853
Chongqing Changhui Culture Co., Ltd.
Related Party Transaction [Line Items]
Deposit received from Chongqing Changhui for advertisement placement			159
Amounts due from related parties	320	1,133
Amounts due to related parties	13	169
Mr. Zhu Hong Gang
Related Party Transaction [Line Items]
Injection of capital received from Mr. Zhu Hong Gang			162
Amounts due from related parties	121
Amounts due to related parties	168	164
Aegis Media
Related Party Transaction [Line Items]
Royalty fee of Vizeum paid by Aegis Media	1,277	1,191	799
Amounts due from related parties	2,797	571
Amounts due to related parties	$ 8,439	$ 12,226